                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

          Read instructions at the end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:  AUSA Endeavor Variable Annuity Account
                                  (a separate Account of AUSA Life Insurance
                                  Company, Inc.)

                                  666 Fifth Avenue, 25th Floor
                                  New York, NY 10103

2.   Name of each series or class of funds for which this notice is filed:



3.   Investment Company Act File Number:  811-8750


     Securities Act File Number:  33-83560


4.   Last day of fiscal year for which this notice is filed:

     Twelve months ended December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24-f-2 declaration:
                                                                    [_]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:



9.   Number and aggregate sale price of securities sold during the fiscal year:

     5,007,934.559 number units      8,945,238      sale price


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     5,007,934.559 number units      8,945,238      sale price


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

12.  Calculation of registration fee:

          (i)      Aggregate sale price of securities sold
                   during the fiscal year in reliance on
                   rule 24f-2 (from Item 10):                   $8,945,238
                                                                ----------

         (ii)      Aggregate price of shares issued in
                   connection with dividend reinvestment
                   plans (from Item 11, if applicable):                + 0
                                                                         -


        (iii)      Aggregate price of shares redeemed or
                   repurchased during the fiscal year (if
                   applicable):                               - (3,307,846)
                                                                -----------


         (iv)      Aggregate price of shares redeemed or
                   repurchased and previously applied as a
                   reduction to filing fees pursuant to rule
                   24e-2 (if applicable):                              + 0
                                                                         -


          (v)      Net aggregate price of securities sold
                   and issued during the fiscal year in
                   reliance on rule 24f-2 [line (i), plus
                   line (ii), less line (iii), plus line
                   (iv)] (if applicable):                       12,253,084
                                                                ----------



         (vi)      Multiplier prescribed by Section 6(b) of
                   the Securities Act of 1933 or other
                   applicable law or regulation (see
                   Instruction C.6):                              x 1/2900
                                                                    ------


        (vii)      Fee due [line (I) or line (v) multiplied
                   by line (vi)]:
                                                                     4,225
                                                                     -----

INSTRUCTION:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                    [X]


        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                     February 14, 1997



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Ronald L. Ziegler
                             --------------------------------------------------
                             Ronald L. Ziegler, Actuary


Date  February 17, 1997
      -----------------


        * Please print the name and title of the signing officer below the signature.